Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Disclosure of Property Plant and Equipment

Oil and Gas assets/ Facilities, Corporate assets

Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2022	$10,352.2	$176.5	$10,528.7
Capital expenditures	313.9	0.9	314.8
Property acquisitions	4.6	-	4.6
Change in decommissioning liability (1)	83.6	-	83.6
Balance at December 31, 2022	10,754.3	177.4	10,931.7
Capital expenditures	290.7	1.8	292.5
Property acquisitions	0.6	-	0.6
Change in decommissioning liability (1)	(1.0)	-	(1.0)
Balance at December 31, 2023	$11,044.6	$179.2	$11,223.8

(1)
Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 7.

Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2022	$9,018.1	$176.5	$9,194.6
Depletion and depreciation	170.3	0.1	170.4
Impairments	36.4	-	36.4
Impairment reversal	(322.0)	-	(322.0)
Balance at December 31, 2022	8,902.8	176.6	9,079.4
Depletion and depreciation	204.8	0.1	204.9
Impairments	2.7	-	2.7
Balance at December 31, 2023	$9,110.3	$176.7	$9,287.0

Net book value

	As at December 31
	2023	2022
Total	$1,936.8	$1,852.3

Summary of Right of Use Assets

The following table includes a break-down of the categories for right-of-use assets.

Cost

	Transportation	Vehicle	Office	Surface	Total
Balance, January 1, 2022	$16.3	$6.4	$-	$2.1	$24.8
Additions	-	1.0	-	-	1.0
Balance, December 31, 2022	16.3	7.4	-	2.1	25.8
Additions	-	2.6	2.7	-	5.3
Balance, December 31, 2023	$16.3	$10.0	$2.7	$2.1	$31.1

Accumulated depletion, depreciation and impairment

	Transportation	Vehicle	Office	Surface	Total
Balance, January 1, 2022	$12.6	$4.0	$-	$0.2	$16.8
Depreciation	2.2	1.4	-	0.1	3.7
Balance, December 31, 2022	14.8	5.4	-	0.3	20.5
Depreciation	1.5	1.9	-	-	3.4
Balance, December 31, 2023	$16.3	$7.3	$-	$0.3	$23.9

Net book value

	As at December 31
	2023	2022
Total	$7.2	$5.3

Summary of Property Plant Equipment And Right Of Use Assets

Total PP&E including Oil and Gas assets, Facilities, Corporate assets and Right-of-use assets is as follows:

		As at December 31
PP&E	2023	2022
Oil and Gas assets/Facilities, Corporate assets	$1,936.8	$1,852.3
Right-of-use assets	7.2	5.3
Total	$1,944.0	$1,857.6